Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Commitments [Line Items]
Rental expenses under operating leases	¥ 99,081	¥ 70,490	¥ 38,090
Operating lease
2016	67,569
2017	18,565
2018	5,298
2019	3,334
2020 and thereafter	195
Total	¥ 94,961